Average Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2010 Fund	Sep. 08, 2023
Fidelity Freedom Blend 2010 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(13.54%)
Since Inception	2.17%
Fidelity Freedom Blend 2010 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.91%)
Since Inception	0.78%
Fidelity Freedom Blend 2010 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.65%)
Since Inception	1.35%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	0.25%	[1]
F0201
Average Annual Return:
Past 1 year	(12.90%)
Since Inception	2.43%	[1]

[1]	AFrom August 31, 2018.